Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of Detailed Information about Service Concession Arrangements
The following tables list the concessions and licenses as at December 31, 2023 to use spectrum for mobile services and selected other applications in each country.

EUROPE	Frequency		Bandwidth (MHz)		Year of Exp. Date
Spain	700	MHz	20		2041	(1)
	800	MHz	20		2031
	900	MHz	29.6		2030
	1800	MHz	40		2030
	1900	MHz (TDD)	5		2030	(2)
	2100	MHz	29.6		2030	(2)
	2600	MHz	40		2030
	2600	MHz	20	(3)	2030
	2600	MHz (TDD)	10	(4)	2030
	3.5	GHz (TDD)	40		2030	(2)
	3.5	GHz (TDD)	10		2038
	3.5	GHz (TDD)	50		2038
	26	GHz (TDD)	1,000		2043	(1)
United Kingdom (5)	700	MHz	20		Indefinite
	800	MHz	20		Indefinite
	900	MHz	34.8		Indefinite
	1800	MHz	11.6		Indefinite
	1900	MHz (TDD)	5		Indefinite
	2100	MHz	20		Indefinite
	2300	MHz (TDD)	40		Indefinite
	2600	MHz (TDD)	25		Indefinite
	3.5	GHz (TDD)	40		Indefinite
	3.5	GHz (TDD)	40		Indefinite
Germany	700	MHz	20		2033
	800	MHz	20		2025
	900	MHz	20		2033
	1800	MHz	20		2033
	1800	MHz	20		2025
	1900	MHz (TDD)	5		2025
	2100	MHz (TDD)	14.2		2025
	2100	MHz	10		2040
	2100	MHz	30		2025
	2600	MHz	60		2025
	2600	MHz (TDD)	20		2025
	3.5	GHz (TDD)	70		2040
(1) Initial term can be extended for 20 additional years.
(2) Initial term until 2020, extended concession until April 18, 2030.
(3) Regional licenses in Madrid and Melilla.
(4) National license excluding 2 regions (Madrid and Melilla).
(5) These licenses are part of the joint venture with Liberty Global plc (VMED O2 UK Limited).

BRAZIL (1)(2)	Frequency		Bandwidth (MHz)		Year of Exp. Date
	700	MHz	20		2029
	850	MHz	25	(3)	2028	(4)
	900	MHz	5-10	(5)	2032-2035	(6)
	1800	MHz	30-65	(7)	2032-2035	(6)
	2100	MHz	30-60	(10)	2038	(12)
	2300	MHz (TDD)	40-50	(11)	2041
	2500	MHz	40-60	(8)	2027-2031	(9)
	3.5	GHz (TDD)	100		2041
	26	GHZ	600		2041
(1) Expiration date accounts for initial term of 15 years for 450, 700, 2100 and 2500 MHz bands, another 15 years extension are contemplated in these licenses. In 2300 MHz, 3.5 and 26 GHz the initial term is 20 years, with additional 20 years extension.
(2) Regional codes are included in Annex 1.
(3) Except regions 2', 4', 6', 7', 7’’ and 10.
(4) Regional licenses second term expiring in different dates. Concession extended until 2028.
(5) Regional licenses of 5 MHz or 10 MHz. Not in regions 1 and 10.
(6) Renewal granted until 2032 and 2035 depending on the region.
(6’) Renewal granted until 2032 and 2035 depending on the region.
(7) Regional licenses between 30 MHz and 65 MHz.
(8) 40 MHz national license, plus Band P (20 MHz) in some areas.
(9) The initial term of Band X will expire in 2027 and Band P will expire in 2031.
(10) 30 MHz in some regions.
(11) Regional licenses: 40 MHz in North, SP and CO; 50 MHz in RJ, ES e MG.
(12) Concessions extended until 2038.

HISPANOAMÉRICA	Frequency		Bandwidth (MHz)	Year of Exp. Date
Argentina	700	MHz	20	2033
	850	MHz (AMBA)	30	Indefinite
	850	MHz (Sur)	25	Indefinite
	1900	MHz (AMBA)	20	Indefinite
	1900	MHz (Norte)	50	Indefinite
	1900	MHz (Sur)	25	Indefinite
	1700	MHz/2100 MHz	20	2033
	2600	MHz	30	2035	(1)
	3.5	GHz (TDD)	50	2043
Chile	700	MHz	20	2045
	850	MHz	25	Indefinite
	1900	MHz	20	2032	(2)
	2600	MHz	40	2043
	2600	MHz (TDD)	12	2038	(3)
	3.5	GHz	50	2051
Colombia	850	MHz	25	2024
	1700	MHz/2100 MHz	30	2023	(4)
	1900	MHz	15	2024
	1900	MHz	15	2041	(5)
Ecuador	850	MHz	25	2023	(5')
	1900	MHz	60	2023	(5')
Peru	450	MHz	10	2028	(6)
	700	MHz	30	2036
	850	MHz	25	2030	(6')
	900	MHz (Lima and Callao)	10	2028
	900	MHz (Rest of provinces)	16	2028
	1700	MHz/2100 MHz	40	2033
	1900	MHz (Lima and Callao)	25	2030
	1900	MHz (Rest of provinces)	25	2018	(7)
	3.5	GHz	50	2027
Uruguay	700	MHz	30	2037
	850	MHz	25	2024
	1900	MHz	20	2024/2047	(8)
	1900	MHz	40	2033
	2600	MHz	40	2045
	3.5	GHz (TDD)	100	2048
Venezuela	850	MHz	25	2027	(9)
	1900	MHz	50	2027	(9)
	1700	MHz/2100 MHz	20	2027	(9)
	2600	MHz	40	2029
	3.5	GHz	50	2026	(10)
(1) Covering 65% of the population.
(2) 10MHz sold in 2021 as a result of the ‘Subtel’ (Chilean National Regulator) proposal to comply with the High Court resolution (June 2018) that mandates operators to return certain amount of spectrum they acquired in the 700MHz auction in 2014.
(3) Only in Metropolitan Region.
(4) Spectrum extension requested until 2025.
(5) Renewed for 20 years.
(5') Concession extended for 10 months, pending final renewal conditions.
(6) Spectrum returned except in the Provinces of Lima and Callao
(6') Provinces of Lima and Callao: expiration date of March 2030; rest of provinces in December 2030.
(7) In process of renewal. Extension requested on May 30, 2016. According to the regulation, the license maintains its validity until the Ministry of Transport and Communications decides over the request presented.
(8) 10 MHz expires in 2024; 10 MHz has been renewed for 25 years until in 2047.
(9) Renewed for 5 years.
(10) Available for Fixed Wireless Access licenses.